INCOME TAXES - Summary of Provision Benefit for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Total	$ 10	$ (69)	$ 344	$ 248	$ (140)
U.S.
Income Tax Disclosure [Line Items]
Current			(184)	(2)	0
Deferred			0	0	0
Non-U.S.
Income Tax Disclosure [Line Items]
Current			500	426	(12)
Deferred			$ 28	$ (176)	$ (128)